Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at January 1	$ 125,643	$ 160,855	$ 164,122
Provision for (reversal of) expected credit losses	344,715	(31,199)	1,084
Foreign exchange difference	15,084	(4,013)	(4,351)
Balance at December 31	$ 485,442	$ 125,643	$ 160,855